Separate Consolidated Income Statements - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues	€ 19,828	€ 19,025	€ 19,719
Other income	523	311	287
Total operating revenues and other income	20,351	19,336	20,006
Acquisition of goods and services	(8,388)	(7,793)	(8,532)
Employee benefits expenses	(3,626)	(3,106)	(3,589)
Other operating expenses	(1,208)	(1,083)	(1,491)
Change in inventories	35	9	(44)
Internally generated assets	626	639	656
Depreciation and amortization	(4,473)	(4,291)	(4,135)
Gains (losses) on disposals of non-current assets	11	14	336
Impairment reversals (losses) on non-current assets	(37)	(3)	(244)
Operating profit (loss)	3,291	3,722	2,963
Share of profits (losses) of associates and joint ventures accounted for using the equity method	(1)	(23)	1
Other income (expenses) from investments	(18)	7	10
Finance income	1,808	2,543	2,760
Finance expenses	(3,303)	(3,450)	(5,281)
Profit (loss) before tax from continuing operations	1,777	2,799	453
Income tax expense	(490)	(880)	(403)
Profit (loss) from continuing operations	1,287	1,919	50
Profit (loss) from Discontinued operations/Non-current assets held for sale		47	611
Profit (loss) for the year	1,287	1,966	661
Owners of the Parent	1,121	1,808	(70)
Non-controlling interests	166	158	731
Profit (loss) for the year	€ 1,287	€ 1,966	€ 661
Basic and Diluted Earnings Per Share (EPS)(*)
Ordinary Share	€ 0.05	€ 0.08
Savings Share	0.06	0.09
From continuing operations attributable to Owners of the Parent
Ordinary Share	0.05	0.08	€ (0.01)
Savings Share	€ 0.06	€ 0.09	€ (0.01)